Unaudited Pro Forma and Actual Financial Information of 2012 acquisition (Detail) - 12 months ended Jun. 30, 2014 - 2014 acquisitions - USD ($) $ / shares in Units, $ in Thousands	Total
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 505,609
Net income	$ 1,688
Basic and diluted net income per common share	$ 0.02